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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 22.0%
4,750,000		Barton Capital LLC, 0.160%,due 04/01/13	$4,750,000	0.5
11,750,000		Concord Minutemen Capital Co., 0.340%,due 04/08/13	11,749,223	1.3
28,750,000		Concord Minutemen Capital Co., 0.652%,due 04/02/13	28,749,481	3.2
3,000,000	Z	Concord Minutement Capital Co., 0.310%,due 05/07/13	2,999,070	0.3
18,500,000		Crown Point Capital Co., 0.340%,due 04/08/13	18,498,777	2.1
2,000,000		Crown Point Capital Co., 0.652%,due 04/02/13	1,999,964	0.2
22,250,000		Crown Point Capital Co., 0.652%,due 04/03/13	22,249,197	2.5
7,200,000		Jupiter Securitization Company LLC, 0.180%,due 05/24/13	7,198,092	0.8
20,250,000		Jupiter Securitization Company LLC, 0.180%,due 05/28/13	20,244,229	2.2
10,000,000		Jupiter Securitization Company LLC, 0.250%,due 09/17/13	9,988,264	1.1
1,800,000		Jupiter Securitization Company LLC, 0.270%,due 09/19/13	1,797,691	0.2
6,200,000		Old Line Funding LLC, 0.200%,due 06/20/13	6,197,244	0.7
11,000,000		Old Line Funding LLC, 0.210%,due 06/17/13	10,995,059	1.2
9,250,000		Old Line Funding LLC, 0.250%,due 09/16/13	9,239,208	1.0
13,000,000		Old Line Funding LLC, 0.300%,due 05/16/13	12,995,125	1.4
4,000,000		Thunder Bay Funding LLC, 0.210%,due 07/01/13	3,997,877	0.5
3,700,000		Thunder Bay Funding LLC, 0.210%,due 07/15/13	3,697,734	0.4
15,500,000		Thunder Bay Funding LLC, 0.260%,due 09/23/13	15,480,410	1.7
6,000,000		Thunder Bay Funding LLC, 0.321%,due 04/01/13	6,000,000	0.7
		Total Asset Backed Commercial Paper
		(Cost $198,826,645)	198,826,645	22.0
Certificate of Deposit: 6.5%
13,250,000		Deutsche Bank NY, 0.290%,due 04/10/13	13,250,298	1.5
13,000,000		Rabobank Nederland NY, 0.410%,due 06/25/13	13,000,289	1.4
7,000,000		Royal Bank of Canada NY, 0.688%,due 04/02/13	7,008,167	0.8
10,000,000		Toronto Dominion Bank NY, 0.130%,due 04/08/13	9,999,883	1.1
9,750,000		Toronto Dominion Bank NY, 0.305%,due 07/19/13	9,752,209	1.1
5,500,000		Westpac Banking Corp./NY, 0.353%,due 05/01/13	5,498,347	0.6
		Total Certificate of Deposit
		(Cost $58,509,193)	58,509,193	6.5
Financial Company Commercial Paper: 9.0%
890,000	Z	ASB Finance Ltd. London, 0.200%,due 04/11/13	889,963	0.1
1,000,000	#	Australia & New Zealand Banking Group Ltd., 0.190%,due 04/04/13	999,984	0.1
500,000	#	Australia & New Zealand Banking Group Ltd., 0.372%,due 08/16/13	500,078	0.0
5,500,000		Commonwealth Bank of Australia, 0.280%,due 05/15/13	5,498,118	0.6
2,000,000	#	Commonwealth Bank of Australia, 0.351%,due 05/31/13	2,000,000	0.2
6,300,000		Deutsche Bank Finl LLC, 0.160%,due 04/08/13	6,299,804	0.7
20,000,000		Deutsche Bank Finl LLC, 0.391%,due 07/01/13	19,980,283	2.2
6,250,000		HSBC Bank PLC, 0.452%,due 08/05/13	6,240,156	0.7
10,250,000		Rabobank USA Finance Corp., 0.261%,due 07/01/13	10,243,257	1.1
17,750,000		Toronto Dominion Holding USA, 0.140%,due 04/03/13	17,749,862	2.0
2,503,000	#	Westpac Securities NZ Ltd., 0.375%,due 04/08/13	2,503,061	0.3
8,650,000	#	Westpac Securities NZ Ltd., 0.504%,due 04/15/13	8,651,224	1.0
		Total Financial Company Commercial Paper
		(Cost $81,555,790)	81,555,790	9.0
Government Agency Debt: 5.6%
2,650,000		Fannie Mae Discount Notes, 0.090%,due 05/22/13	2,649,662	0.3
39,500,000		Federal Home Loan Bank Discount Notes, 0.089%,due 05/24/13	39,494,825	4.4
8,738,000		Federal Home Loan Bank Discount Notes, 0.090%,due 05/22/13	8,736,886	0.9
		Total Government Agency Debt
		(Cost $50,881,373)	50,881,373	5.6

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 6.9%
62,777,000		Goldman Sachs Repurchase Agreement dated 03/28/2013, 0.180%, due 04/01/13, $62,777,314 to be received upon repurchase (Collateralized by $63,278,000, FNSM, 1.250%, Market Value plus accrued interest $64,033,311 due 02/27/2014)	$62,777,000	6.9
		Total Government Agency Repurchase Agreement
		(Cost $62,777,000)	62,777,000	6.9
Other Commercial Paper: 1.1%
10,000,000	#	PepsiCo, Inc., 0.120%,due 04/08/13	9,999,767	1.1
		Total Other Commercial Paper
		(Cost $9,999,767)	9,999,767	1.1
Other Instrument: 4.2%
38,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 01/02/13	38,000,000	4.2
		Total Other Instrument
		(Cost $38,000,000)	38,000,000	4.2
Other Note: 26.9%
10,000,000	#	American Honda Finance, 0.331%,due 06/05/13	10,000,000	1.1
750,000	#	American Honda Finance, 0.913%,due 08/05/13	751,586	0.1
1,000,000	#	American Honda Finance, 1.625%,due 09/20/13	1,006,245	0.1
1,750,000		American Honda Finance, 4.625%,due 04/02/13	1,750,196	0.2
2,750,000	#	American Honda Finance, 4.625%,due 04/02/13	2,750,339	0.3
2,705,000	#	ANZ New Zealand Int’l Ltd., 1.280%,due 06/20/13	2,722,734	0.3
500,000		ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	507,538	0.1
5,970,000	#	ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	6,070,189	0.7
4,000,000		Australia & New Zealand Banking Group Ltd., 1.514%,due 06/18/13	4,005,603	0.4
1,750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%,due 01/10/14	1,773,698	0.2
6,080,000		Bottling Group LLC, 5.000%,due 11/15/13	6,256,271	0.7
2,000,000		Caterpillar, Inc., 0.459%,due 05/21/13	2,000,734	0.2
802,000		Commonwealth Bank of Australia, 3.000%,due 09/20/13	812,042	0.1
1,750,000	#	Fosse Master Issuer PLC, 0.389%,due 04/18/13	1,750,000	0.2
2,400,000		General Electric Capital Corp., 0.280%,due 06/20/13	2,399,496	0.3
1,974,000		General Electric Capital Corp., 0.400%,due 06/20/13	1,974,378	0.2
912,000		General Electric Capital Corp., 4.800%,due 05/01/13	915,095	0.1
1,400,000	#	HSBC Bank PLC, 0.942%,due 05/13/13	1,403,304	0.2
4,750,000	#	HSBC Bank PLC, 1.625%,due 08/12/13	4,771,104	0.5
5,750,000		JPMorgan Chase & Co., 1.102%,due 04/24/13	5,784,886	0.6
4,320,000		JPMorgan Chase & Co., 4.750%,due 05/01/13	4,335,627	0.5
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 04/22/13	2,995,694	0.3
700,000		JPMorgan Chase Bank NA, 0.331%,due 06/21/13	699,875	0.1
1,351,000		JPMorgan Chase Bank, 0.190%,due 04/01/13	1,351,000	0.1
4,684,615	#	Motor PLC, 0.683%,due 09/25/13	4,684,615	0.5
1,700,000		Pepsico, Inc., 0.372%,due 05/10/13	1,700,281	0.2
8,035,000		Pepsico, Inc., 0.875%,due 10/25/13	8,060,535	0.9
1,199,000		Pepsico, Inc., 3.750%,due 03/01/14	1,235,777	0.1
15,250,000	#	Royal Bank of Canada, 0.408%,due 04/01/13	15,250,000	1.7
20,500,000		Svenska Handelsbanken AB, 0.386%,due 04/04/13	20,500,000	2.3
1,940,000		The Bank of New York Mellon Corp., 4.500%,due 04/01/13	1,940,000	0.2
3,250,000		The Bank of New York Mellon Corp., 5.125%,due 08/27/13	3,313,455	0.4
2,000,000		Toronto Dominion Bank, 0.763%,due 05/01/13	2,005,353	0.2
18,250,000		Toyota Motor Credit Corp., 0.289%,due 05/24/13	18,250,000	2.0
4,500,000		Toyota Motor Credit Corp., 0.395%,due 07/25/13	4,500,000	0.5
300,000		Toyota Motor Credit Corp., 0.410%,due 06/13/13	300,092	0.0
9,500,000		Toyota Motor Credit Corp., 0.551%,due 07/19/13	9,507,225	1.1

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Other Note (continued)
4,250,000		Toyota Motor Credit Corp., 0.703%,due 04/17/13	$4,263,869	0.5
20,430,000		UBS AG Stamford CT, 2.250%,due 08/12/13	20,570,243	2.3
2,118,000		US Bancorp, 1.375%,due 09/13/13	2,126,771	0.2
2,500,000		US Bancorp, 2.000%,due 06/14/13	2,508,460	0.3
30,750,000		Wells Fargo Bank NA, 0.380%,due 06/22/13	30,750,000	3.4
18,500,000		Westpac Banking Corp, 0.533%,due 04/29/13	18,500,000	2.0
4,250,000		Westpac Banking Corp, 0.533%,due 07/26/13	4,250,287	0.5
		Total Other Note
		(Cost $243,004,597)	243,004,597	26.9
Treasury Debt: 17.4%
59,500,000		United States Treasury Bill, 0.064%,due 04/18/13	59,498,208	6.6
39,000,000		United States Treasury Bill, 0.073%,due 04/25/13	38,998,115	4.3
59,250,000		United States Treasury Bill, 0.092%,due 06/13/13	59,238,906	6.5
		Total Treasury Debt
		(Cost $157,735,229)	157,735,229	17.4
		Total Investments in Securities (Cost $901,289,594)	$901,289,594	99.6
		Assets in Excess of Other Liabilities	3,200,739	0.4
		Net Assets	$904,490,333	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$58,509,193	$—	$58,509,193
Other Commercial Paper	—	9,999,767	—	9,999,767
Government Agency Debt	—	50,881,373	—	50,881,373
Government Agency Repurchase Agreement	—	62,777,000	—	62,777,000
Treasury Debt	—	157,735,229	—	157,735,229
Asset Backed Commercial Paper	—	198,826,645	—	198,826,645
Financial Company Commercial Paper	—	81,555,790	—	81,555,790
Other Note	—	243,004,597	—	243,004,597
Other Instrument	38,000,000	—	—	38,000,000
Total Investments, at fair value	$38,000,000	$863,289,594	$—	$901,289,594

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013